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                                                             John B. Towers
                                                             Corporate Counsel

New England Life Insurance Company
501 Boylston Street
Boston, MA 02116-3700

                                      March 8, 2013

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

    Re:  New England Variable Annuity Separate Account
         File No. 811-08828

Commissioners:

Annual Reports dated December 31, 2012 of the underlying funds are incorporated herein by reference as the reports sent to Contract owners of New England Variable Annuity Separate Account of New England Life Insurance Company pursuant to Rule 30b2-1 of the Investment Company Act of 1940 and are listed as follows:

The Annual Reports for certain series of American Funds Insurance Series are incorporated by reference as filed on Form N-CSR, CIK No. 0000729528, File No. 002-86838.

The Annual Reports for certain portfolios of Met Investors Series Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0001126087, File No. 333-48456.

The Annual Reports for certain portfolios of Metropolitan Series Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0000710826, File No. 002-80751.

                                          Sincerely,

                                          /s/ John B. Towers
                                          ------------------------------------
                                          John B. Towers
                                          Corporate Counsel
                                          Metropolitan Life Insurance Company